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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Casualty Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                     Fairfield, Ohio   November 11, 2006
---------------------------------------   ---------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers               1

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:   151,791

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798

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
          COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                           TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER       CLASS      CUSIP    [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP           COMMON    26441C105     6,007    198,900   SH          SHARED       01      --     198,900   --
EXXON MOBIL CORPORATION    COMMON    30231G102    34,892    520,000   SH          SHARED       01      --     520,000   --
FIFTH THIRD BANCORP        COMMON    316773100    54,073  1,419,979   SH          SHARED       01      --   1,419,979   --
GENERAL ELECTRIC CO.       COMMON    369604103       883     25,000   SH          SHARED       01      --      25,000   --
GENUINE PARTS CO           COMMON    372460105       647     15,000   SH          SHARED       01      --      15,000   --
JOHNSON & JOHNSON          COMMON    478160104     1,624     25,000   SH          SHARED       01      --      25,000   --
NATIONAL CITY CORPORATION  COMMON    635405103    10,051    274,612   SH          SHARED       01      --     274,612   --
PROCTER & GAMBLE
CORPORATION                COMMON    742718109    15,495    250,000   SH          SHARED       01      --     250,000   --
WELLS FARGO & CO           COMMON    949746101    15,919    440,000   SH          SHARED       01      --     440,000   --
WYETH                      COMMON    983024100    12,202    240,000   SH          SHARED       01      --     240,000   --

                                                 151,791
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